Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 55,632	¥ 53,616
Ending balance	54,559	55,632
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	78,754	74,873
Transfers upon completion	(69)	(287)
Additions	2,692	5,883
Transfers into investment properties	(266)	(209)
Disposals	(773)	(1,506)
Ending balance	80,338	78,754
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,097)	(21,232)
Charge for the year	(3,351)	(3,144)
Disposals	694	1,279
Ending balance	(25,754)	(23,097)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25)	(25)
Ending balance	(25)	(25)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,158	37,319
Ending balance	46,290	45,158
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,826	50,428
Transfers upon completion	3,174	8,439
Additions	64	1,415
Disposals	(110)	(456)
Ending balance	62,954	59,826
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,644)	(13,085)
Charge for the year	(2,079)	(1,830)
Disposals	83	271
Ending balance	(16,640)	(14,644)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,608	2,681
Ending balance	2,565	2,608
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,394	8,115
Transfers upon completion	286
Additions	503	735
Disposals	(299)	(456)
Ending balance	8,884	8,394
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,786)	(5,434)
Charge for the year	(819)	(786)
Disposals	286	434
Ending balance	(6,319)	(5,786)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	315	461
Ending balance	197	315
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,311	1,352
Additions	1	5
Disposals	(44)	(46)
Ending balance	1,268	1,311
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(996)	(891)
Charge for the year	(118)	(149)
Disposals	43	44
Ending balance	(1,071)	(996)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,789	12,178
Ending balance	5,025	6,789
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,790	12,179
Transfers upon completion	(3,622)	(8,908)
Additions	2,124	3,728
Transfers into investment properties	(266)	(209)
Ending balance	5,026	6,790
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1)	(1)
Ending balance	(1)	(1)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	762	977
Ending balance	482	762
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,433	2,799
Transfers upon completion	93	182
Disposals	(320)	(548)
Ending balance	2,206	2,433
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,671)	(1,822)
Charge for the year	(335)	(379)
Disposals	282	530
Ending balance	¥ (1,724)	¥ (1,671)